Consolidated Statements Of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cash flows from (used in) operating activities
Profit (loss) for the period	₩ (1,174,498)		₩ 1,441,394	₩ 7,148,327
Adjustments for:
Income Tax expense (benefit)	(826,321)		2,172,824	3,365,141
Depreciation	9,905,856		9,660,039	8,881,273
Amortisation	118,938		113,672	79,715
Employee benefits expense	360,575		391,360	373,753
Bad debt expense	57,468		126,326	37,815
Interest expense	1,868,458		1,789,552	1,752,868
Losses on sale of financial assets	1		2,343	9
Losses on disposals of property, plant and equipment	60,704		70,514	4,996
Loss on abandonment of property, plant, and equipment	481,176		424,091	426,519
Impairment loss on property, plant and equipment	710,162		51,067	0
Impairment loss on intangible assets	8,112	[1]	20	3,945
Losses on disposal of intangible assets	43		183	158
Increase to provisions	1,056,994		1,690,120	1,782,732
Loss (gain) on foreign currency translation, net	243,378		(902,878)	253,468
Gain on valuation of financial assets at fair value through profit or loss	(8,495)		0	0
Loss on valuation of financial assets at fair value through profit or loss	6,616		0	0
Valuation and transaction loss (gain) on derivative instruments, net	(300,500)		1,043,628	(231,630)
Share in loss (income) of associates and joint ventures, net	(363,101)		81,688	18,926
Gains on disposal of financial assets	(1,838)		(1,130)	(1,482)
Gains on disposal of property plant, and equipment	(98,077)		(48,316)	(74,035)
Gains on disposal of intangible assets	(12)		(564)	0
Gain on disposal of investments in associates and joint ventures	(5,079)		(609)	(52)
Loss on disposal of investments in associates and joint ventures	2,183		0	2,935
Impairment loss on investments in associates and joint ventures	7,907		27,238	115,539
Gain on disposal of investments in subsidiaries	(72)		0	0
Interest income	(223,767)		(206,143)	(241,778)
Dividends income	(12,777)		(11,477)	(9,446)
Impairment loss on available-for-sale financial assets	0		2,713	86,703
Other inflows (outflows) of cash	81,317		16,679	66,260
Adjustments for Cash flows from operating activities	13,129,849		16,492,940	16,694,332
Changes in:
Trade receivables	246,755		(218,328)	200,529
Non-trade receivables	154,580		(31,807)	(68,322)
Accrued income	(484,718)		577,838	69,151
Other receivables	(61,961)		(1,271)	10,093
Other current assets	(148,509)		37,576	(259,492)
Inventories	(1,771,550)		(1,373,438)	(1,439,545)
Other non-current assets	(54,148)		(46,079)	(2,792)
Trade payables	478,744		342,126	141,994
Non-trade payables	(292,912)		(214,704)	(8,379)
Accrued expenses	(361,204)		(715,305)	(153,172)
Other payables	0		292	0
Other current liabilities	250,112		(126,323)	284,417
Other non-current liabilities	287,488		763,958	809,699
Investments in associates and joint ventures (dividends received)	175,175		106,983	75,407
Provisions	(1,132,969)		(1,390,606)	(1,527,129)
Payments of employee benefit obligations	(89,253)		(69,489)	(53,477)
Plan assets	(330,064)		(325,080)	(312,125)
Changes in assets and liabilities Cash flows from operating activities	(3,134,434)		(2,683,657)	(2,233,143)
Cash generated from operating activities	8,820,917		15,250,677	21,609,516
Dividends received (available-for-sale financial assets)	11,182		10,590	10,294
Interest paid	(1,895,898)		(1,886,303)	(2,041,379)
Interest received	194,221		173,226	240,878
Income taxes paid	(450,290)		(2,298,296)	(3,298,757)
Net cash flows from operating activities	6,680,132		11,249,894	16,520,552
Cash flows from investing activities
Proceeds from disposals of associates and joint ventures	1,617		10,542	46,644
Acquisition of associates and joint ventures	(319,425)		(206,753)	(113,222)
Proceeds from sales of property, plant and equipment	234,138		85,801	207,960
Acquisition of property, plant and equipment	(12,266,870)		(12,535,958)	(12,028,789)
Proceeds from sales of intangible assets	13		1,072	430
Acquisition of intangible assets	(110,587)		(143,887)	(124,422)
Proceeds from disposals of financial assets	2,419,259		5,296,680	10,876,017
Acquisition of financial assets	(2,841,651)		(4,786,717)	(8,130,621)
Increase in loans	(188,675)		(218,698)	(206,092)
Collection of loans	100,010		120,967	117,561
Increase in deposits	(299,564)		(397,078)	(468,734)
Decrease in deposits	259,930		110,383	161,166
Proceeds from disposals of assets held-for-sale	18,716		0	0
Receipt of government grants	30,416		55,533	32,878
Net cash inflow from changes in consolidation scope	2,141		0	3,754
Other cash inflow (outflow) from investing activities, net	(53,769)		1,414	(20,400)
Net cash flows used in investing activities	(13,014,301)		(12,606,699)	(9,645,870)
Cash flows from financing activities
Proceeds from (Repayment of) short-term borrowings, Net	(183,660)		370,328	(49,604)
Proceeds from long-term borrowings and debt securities	14,251,586		10,098,067	2,302,060
Repayment of long-term borrowings and debt securities	(8,095,590)		(8,198,882)	(7,750,047)
Payment of finance lease liabilities	(134,454)		(122,919)	(118,215)
Settlement of derivative instruments, net	60,907		33,434	73,246
Change in non-controlling interest	20,113		23,582	10,538
Repayment of hybrid bond	0		(99,750)	0
Dividends paid (hybrid bond)	(17,658)		(15,856)	(16,455)
Dividends paid	(599,391)		(1,340,387)	(2,088,429)
Other cash outflow from financing activities, net	(175)		(2,023)	(570)
Net cash flows from (used in) financing activities	5,301,678		745,594	(7,637,476)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	(1,032,491)		(611,211)	(762,794)
Effect of exchange rate fluctuations on cash held	21,097		(70,403)	31,082
Net increase (decrease) in cash and cash equivalents	(1,011,394)		(681,614)	(731,712)
Cash and cash equivalents at January 1	2,369,739		3,051,353	3,783,065
Cash and cash equivalents at December 31	₩ 1,358,345		₩ 2,369,739	₩ 3,051,353

[1]	KRW8,104 million of impairment loss on the intangible assets under development in relation to the technology development of heat transfer tube owned by KEPCO Nuclear Fuel Co., Ltd., 96.36% owned subsidiary, is included.